(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations (Tables) - Conventional Tankers [Member]	12 Months Ended
Dec. 31, 2015
Discontinued Operations, Disposed of by Sale [Member]
Summary of Net (Loss) Income from Discontinued Operations

The following table summarizes the net loss from discontinued operations for the period presented in the consolidated statements of income:

Year Ended December 31, 2013 $
Revenues	20,238

Voyage expenses	(682)
Vessel operating expenses	(3,903)
Depreciation and amortization	(1,236)
General and administrative	(479)
(Write down) and gain (loss) on sale of vessels	(18,465)

Loss from vessel operations	(4,527)

Interest expense	(110)
Foreign currency exchange loss	(4)
Other expense - net	(1)

Net loss from discontinued operations	(4,642)

Disposal Group, Not Discontinued Operations [Member]
Summary of Net (Loss) Income from Discontinued Operations

The following table summarizes the pretax profit and components thereof for the SPT Explorer, Navigator Spirit, Fuji Spirit and Kilimanjaro Spirit for the periods presented in the consolidated statements of income:

	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $	Year Ended December 31, 2013 $
Revenues	30,230	33,566	34,772

Voyage expenses	(2,326)	(5,373)	(4,532)
Vessel operating expenses	(6,234)	(5,906)	(5,813)
Depreciation and amortization	(6,583)	(6,680)	(6,511)
General and administrative	(11)	(8)	(6)
Restructuring charge	—	—	(438)

Income from vessel operations	15,076	15,599	17,472

Interest expense	(1,007)	(902)	(981)
Foreign currency exchange loss	(7)	(6)	(9)
Other expense - net	—	(4)	(4)

Net income before income tax expense	14,062	14,687	16,478